Derivative Liabilities (Details) - Schedule of option pricing models	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Expected term in years	5 years 2 months 4 days
Expected dividends	0.00%	0.00%
Market Price	0.61%	3.39%
Minimum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Risk-free interest rate	4.94%	2.30%
Expected term in years	10 months 2 days	1 year 7 months 2 days
Expected volatility	100.00%	76.00%
Maximum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Risk-free interest rate	5.50%	4.50%
Expected term in years	2 years 4 months 24 days	3 years 10 months 24 days
Expected volatility	110.00%	105.00%